Commitments and Contingencies - Schedule of Operating Lease Liabilities Payments (Detail) $ in Thousands	Mar. 31, 2019 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2019	$ 1,384
2020	2,046
2021	2,136
2022	2,229
2023	456
Thereafter	171
Total lease payments	8,422
Less imputed interest	(1,283)
Total operating lease liabilities	$ 7,139